Cash and deposits with financial institutions	9 Months Ended
Jul. 31, 2023
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Cash and deposits with financial institutions
5.	Cash and deposits with financial institutions

	As at
($ millions)	July 31 2023		April 30 2023		October 31 2022
Cash and non-interest-bearing deposits with financial institutions	$12,635		$9,292		$11,065
Interest-bearing deposits with financial institutions	77,690		54,601		54,830
Total	$90,325	(1)	$63,893	(1)	$65,895	(1)
(1)	Net of allowances of $5 (April 30, 2023 – $6; October 31, 2022 – $4).
The Bank is required to maintain balances with central banks, other regulatory authorities and certain counterparties and these amounted to $7,877 million (April 30, 2023 – $6,041 million; October 31, 2022 – $5,958 million) and are included above.